As filed with the Securities and Exchange Commission on October 14, 2025

Securities Act File No. 333-228832

Investment Company Act File No. 811-23402

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 134	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 136	☒

(Check appropriate box or boxes)

BLACKROCK ETF TRUST
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809
United States of America
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski
BLACKROCK ETF TRUST
50 Hudson Yards
New York, New York 10001
United States of America
(Name and Address of Agent for Service)
Copies to:

Counsel for the Fund:
Jesse C. Kean, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Fund Advisors
787 Seventh Avenue	50 Hudson Yards
New York, New York 10019	New York, New York 10001

It is proposed that this filing will become effective (check appropriate box)

☐  Immediately upon filing pursuant to paragraph (b)

☒  On November 7, 2025 pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  On (date) pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of BlackRock ETF Trust:

iShares Systematic Alternatives Active ETF

Explanatory Note

This Post-Effective Amendment No. 134 under the Securities Act of 1933, as amended (the “Securities Act”) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock ETF Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November  7, 2025, the effectiveness of the registration statement of iShares Systematic Alternatives Active ETF, filed in Post-Effective Amendment No.  124 on August 1, 2025, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 134 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 124 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on October 14, 2025.

BLACKROCK ETF TRUST (REGISTRANT)
ON BEHALF OF
ISHARES SYSTEMATIC ALTERNATIVES ACTIVE ETF

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	October 14, 2025

/S/ TRENT WALKER (Trent Walker)	Chief Financial Officer (Principal Financial and Accounting Officer)	October 14, 2025

CHRISTOPHER J. AILMAN* (Christopher J. Ailman)	Trustee

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

LORI RICHARDS* (Lori Richards)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

Signature	Title	Date

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By: /S/ JANEY AHN (Janey Ahn, Attorney-In-Fact)		October 14, 2025